Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Entity Registrant Name	COSMOS HOLDINGS INC.
Entity Central Index Key	0001474167
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-0611758
Entity Address Address Line 1	141 West Jackson Blvd, Suite 4236
Entity Address Address Line 2	Suite 4236
Entity Address City Or Town	Chicago
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60604
City Area Code	312
Local Phone Number	536-3102